Shareholder Fees {- Fidelity SAI Sustainable Conservative Income Municipal Bond Fund}	May 20, 2022 USD ($)
NF_01.31 Fidelity SAI Sustainable Municipal Funds_Pro -02 | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none